AFA ASSET BASED LENDING FUND

Schedule of Investments

January 31, 2025 (Unaudited)

	Geographic Region	Acquisition Date	Cost/Principal	Fair Value	Percent of Net Assets
Investments in Asset Based Lending
Commercial Real Estate Bridge Lending (1.25%)
Limerick Logistics Center 12.6% 6/4/2025(a)(b)	North America	February, 2024	$3,000,000	$2,963,902	1.25%
Physical Asset Based Lending (0.55%)
AF Funding XII LLC – Coinvestment, Prime +3%, 10/5/2025(a)(b)	North America	October, 2023	1,435,564	1,297,497	0.55%
Specialty Finance Credit Facilities (1.15%)
CH SPV A Holding LLC, 3-month SOFR+11.25%, 2/14/2027(a)(b)	North America	August, 2024	2,700,000	2,725,871	1.15%
Total Asset Based Lending (Cost $7,135,564) (2.95%)			7,135,564	6,987,270

Investments in Underlying Funds
Primary Underlying Funds
Commercial Asset Based Lending (11.80%)
Callodine Asset Based Loan Fund II, LP(a)	North America	September, 2022	2,859,907	2,815,316	1.19%
Callodine Perpetual ABL Fund LP(a)	North America	July, 2023	9,411,228	9,595,579	4.05%
WhiteHawk Evergreen Fund, LP(a)(c)	North America	October, 2024	15,000,000	15,524,442	6.56%
Commercial Real Estate Bridge Lending (10.22%)
1543 Oceania Credit Opportunities Fund(a)(c)	North America	February, 2024	13,780,000	14,983,790	6.33%
Alcova Capital Yield Premium Fund, L.P.(a)	North America	August, 2021	8,900,000	9,219,333	3.89%
Diversified Asset-Based Lending (9.90%)
Matterhorn Partners LP(a)(c)	North America	December, 2023	5,024,471	5,661,519	2.39%
OHPC LP(a)	North America	April, 2022	17,500,000	17,787,559	7.51%
Ginnie Mae Early Buyout (0.15%)
Lynx EBO Fund II(c) SP, 3,500 Shares(a)(c)	North America	October, 2021	570,446	333,319	0.15%
Government Contract Financing (4.48%)
Leonid Credit Income Fund LP(a)	North America	April, 2024	10,000,000	10,581,378	4.48%
Opportunistic Real Estate Lending (3.72%)
Mavik Real Estate Special Opportunities Fund, LP(a)	North America	July, 2022	8,008,310	8,795,086	3.72%
Litigation Financing (14.19%)
EAJF ESQ Fund LP(a)	North America	November, 2023	13,000,000	15,690,050	6.63%
Rocade Capital Fund IV LP(a)(c)	North America	May, 2023	15,870,348	17,888,906	7.56%
Other Specialty Finance (5.86%)
Pier Special Opportunities Fund LP(a)	North America	December, 2022	13,424,493	13,878,171	5.86%
Real Asset Lending (0.57%)
Nebari Natural Resources Credit Fund II SPC(a)	Cayman Islands	February, 2023	1,299,435	1,354,927	0.57%
Small Business Lending (6.68%)
Feenix High Income Strategies GP LLC(a)	North America	February, 2024	4,000,000	4,027,251	1.70%
FVP Opportunity Fund IV LP(a)	North America	June, 2023	11,703,947	11,789,907	4.98%
Specialty Finance Asset Based Lending (25.92%)
Coromandel Credit Income Evergreen Fund LP(a)	North America	July, 2024	10,000,000	10,584,963	4.47%
CoVenture Credit Opportunities Partners Fund LP(a)	North America	July, 2022	8,000,000	7,949,368	3.36%
Bastion Funding V LP(a)	North America	October, 2023	18,000,000	18,734,175	7.91%
Medalist Asset-Based Credit Fund III LP(a)	North America	July, 2023	9,832,479	9,872,639	4.17%
Rivonia Road Fund LP(a)(c)	North America	June, 2023	12,000,000	14,224,073	6.01%
Trade Finance (6.41%)
Evolution Credit Partners Trade Finance, L.P.(a)(c)	North America	January, 2025	15,000,000	15,173,528	6.41%
Total Primary Investments (Cost $223,185,064) (99.90%)			223,185,064	236,465,279
Total Investments in Underlying Funds (Cost $230,320,628) (102.85%)			230,320,628	243,452,549

Short-Term Investments
Money Market Fund (0.40%)
UMB Bank, Money Market Special II, 4.19% - 942,988 Shares(d)			942,988	942,988	0.40%
Total Short-Term Investments (Cost $942,988) (0.40%)			942,988	942,988

Total Investments (Cost $231,263,616) (103.25%)				$244,395,537
Liabilities in excess of other assets (-3.25%)				(7,696,221)
Net Assets - 100.00%				$236,699,316

a Underlying Funds are restricted as to resale.

b Level 3 securities fair valued using significant unobservable inputs.

c Non-income producing.

d The rate quoted is the annualized seven-day yield of the fund at the period end.